Note 12 - Lease Obligations - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019	€ 401
2020	361
2021	252
2022	170
2023 and thereafter	89
Total minimum lease payments	1,273
Less: amount representing interest	(39)
Present value of minimum lease payments	1,234
Less: current portion	(383)	€ (255)
Capital lease obligations, non-current	€ 852	€ 528